Net Gains on Sale of Containers (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Property	Dec. 31, 2015 USD ($) Property		Dec. 31, 2014 USD ($) Property
Property Plant And Equipment Disclosure [Line Items]
Number of containers sold | Property	138,390	111,563		97,563
Gains on sale of containers, net | $	$ 9,553	$ 3,454	[1],[2]	$ 13,070	[1],[2]
Previously written down containers
Property Plant And Equipment Disclosure [Line Items]
Number of containers sold | Property	118,071	65,786		30,686
Gains on sale of containers, net | $	$ 9,151	$ 2,336		$ 3,657
Containers not written down
Property Plant And Equipment Disclosure [Line Items]
Number of containers sold | Property	20,319	45,777		66,877
Gains on sale of containers, net | $	$ 402	$ 1,118		$ 9,413

[1]	Amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).